Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data	Mar. 31, 2011	Mar. 31, 2010
Trade accounts and notes receivable, allowance for doubtful accounts	¥ 7,904	¥ 8,555
Other assets, allowance for doubtful accounts	¥ 23,275	¥ 9,319
Common stock, authorized	7,086,000,000	7,086,000,000
Common stock, issued	1,811,428,430	1,834,828,430
Treasury stock, shares	9,126,716	20,225,694